Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Parenthetical) (Detail) - shares	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Oct. 31, 2020	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted			1,541,551
Free Shares [member] | 2018 Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted	330,041	423,285
Minimum vesting period		3 years
Number of free shares void			103,000